Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 93,129,060	$ 68,747,376
Customers, net	119,382,999	111,394,431
Other financing receivables	39,837,533	40,887,127
Other non-financing receivables	89,055,377	163,079,678
Inventories	105,896,437	112,035,992
Government Bonds	21,570,204	28,637,314
Derivative financial instruments	11,459,651	9,926,384
Other current assets	6,195,580	3,832,444
Total current assets	486,526,841	538,540,746
Non-current assets:
Investments in associates	2,240,627	1,854,803
Wells, pipelines, properties, plant and equipment, net	1,562,869,475	1,482,322,166
Rights of use assets	42,939,945	43,203,180
Long-term notes receivable, net of current portion	1,074,705	1,179,706
Government Bonds	21,474,438	35,495,104
Deferred income taxes and duties	159,345,583	169,914,720
Intangible assets, net	25,299,822	20,350,819
Other assets	11,438,972	10,614,092
Total non-current assets	1,826,683,567	1,764,934,590
Total assets	2,313,210,408	2,303,475,336
Current liabilities:
Short-term debt and current portion of long-term debt	358,663,020	477,221,594
Short-term leases	8,326,378	8,003,743
Suppliers	402,873,764	368,345,849
Income taxes and duties payable	136,692,668	150,004,749
Accounts and accrued expenses payable	97,474,854	83,646,764
Derivative financial instruments	48,303,255	36,494,962
Total current liabilities	1,052,333,939	1,123,717,661
Long-term liabilities:
Long-term debt, net of current portion	1,551,413,983	1,317,248,763
Long-term leases, net of current portion	37,854,103	33,844,590
Employee benefits	1,285,046,599	1,372,459,213
Provisions for sundry creditors	96,239,356	83,310,554
Other liabilities	16,162,183	13,075,178
Deferred income taxes	13,341,951	12,798,187
Total long-term liabilities	3,000,058,175	2,832,736,485
Total liabilities	4,052,392,114	3,956,454,146
Controlling interest:
Certificates of Contribution “A”	1,346,716,466	1,196,207,416
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	186,068,477	(7,313,005)
Accumulated deficit:
From prior years	(2,909,489,303)	(2,917,596,017)
Net (loss) income for the period/year	(429,954,398)	8,106,714
Total controlling interest	(1,738,926,037)	(1,652,862,171)
Total non-controlling interest	(255,669)	(116,639)
Total equity (deficit)	(1,739,181,706)	(1,652,978,810)
Total liabilities and equity (deficit)	$ 2,313,210,408	$ 2,303,475,336